9. Convertible Debt	12 Months Ended
Sep. 30, 2012
Notes
9. Convertible Debt

9.     Convertible Debt

During the months of November and December 2011, the Company received a total of $1,800,000 in consideration for issuing convertible notes and warrants to purchase 3,600,000 shares of the Company’s common stock to seven investors including a Company director.  In February 2012, the Company received from two investors an additional $200,000 in consideration for issuing convertible notes and warrants to purchase 400,000 shares of the Company’s common stock. The notes bear interest at a rate of 10% per annum. Under the original terms of the promissory notes, principal and accrued interest were fully due one year from the respective date of each loan but could be extended by mutual consent of the holder and the Company. Outstanding principal and the first year’s accrued interest are convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. In September 2012, holders of nine notes with a face amount of $1,700,000 agreed to modify the terms of their notes and extend the maturity date of their notes to August 31, 2014. The remaining notes with a face value of $300,000 mature during the first two quarters of the Company’s 2012 fiscal year. The expiration dates of common stock warrants issued in connection with the modified notes were also extended to September 7, 2015. The modification of the terms of the convertible debt did not extinguish any portion of debt pursuant; therefore no gain or loss was recorded due to the modifications.

In connection with the Company’s second private offering dated September 7, 2012, the Company received a total of $2,312,000 in consideration for issuing convertible notes and warrants to purchase 4,624,000 shares of the Company’s common stock to 43 investors.  The notes bear interest at a rate of 10% per annum and is payable semi-annually. Principal and any unpaid accrued interest are fully due two years from the respective date of each loan. Outstanding principal is convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. The aforementioned warrants are fully exercisable into common shares commencing on the date of each loan at a price of $0.25 per share and expire three years from the respective date of grant. The Company is required to file a registration statement pertaining to the securities issued through the second private offering no later January 28, 2012. The registration statement is to be effective within 90 days of its filing date. The offering was completed on October 5, 2012 and was fully subscribed for $3,000,000 (see Note 14 “Subsequent Events”)

Interest accrued on the above-indicated notes for the year ended September 30, 2012 and charged to operations amounted to $165,794.

In connection with the second private offering, the Company incurred offering costs totaling $348,923 including the fair value of warrants issued to the Placement Agent to purchase 369,920 shares of the Company’s common stock at a purchase price of $0.304 per share. The value of the warrants of $138,874 was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.34%, volatility ranging from 94.17% to 95.23%, and trading prices ranging from $0.28 to $0.33 per share. The $348,923 is being amortized over the two year term of the related debt using the effective interest method.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” the convertible notes were recorded net of discounts that include the relative fair value of the warrants, the notes’ beneficial conversion features, and the above indicated loan fee, all totaling $1,361,363. The discounts are being amortized to either interest expense or equity (if the debt is due to a related party) over the term of the various notes using the effective interest method.  The initial value of the warrants of $960,923 issued to investors was calculated using the Binomial Option model with a risk-free interest rates ranging from 0.31% to 0.43%, volatility ranging from 94.17% to 103.00%, and trading prices ranging from $0.22 to $0.35 per share. The beneficial conversion feature of $1,361,363 was calculated pursuant to ASC Topic 470-20 using trading prices ranging from $0.26 to $0.35 per share and an effective conversion price $0.0322 per share.

Amortization of the discounts for the year ended September 30, 2012 totaled $390, 602 of which $311, 006 was charged to interest expense and $79,596 was charged to equity.

The balance of these convertible notes at September 30, 2012 is as follows:

Principal balance	$4,312,000
Accrued interest	165,794
4,477,794
Less discount	(970,761)
3,507,033
Less current portion	(294,242)
Long-term portion	$3,212,791

The following are maturities of the principal balance of the convertible debt:

September 30,
2013	$300,000
2014	4,012,000
$4,312,000